Agreements and Transactions with Related Parties, Management Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Management Fees:
Total management fee	$ 6,673	$ 12,600	$ 10,900
ACM | Management Fee
Management Fees:
Base	6,673	12,600	10,900
Total management fee	6,673	$ 12,600	$ 10,900
ACM | Support Services
Agreements and transactions with related parties
Costs for services to related party	$ 700